Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income (loss)	$ (27,978)	$ 194,181
Items not involving cash
Depreciation of property, plant and equipment	33,674	28,455
Amortization of right-of-use assets	33,824	29,656
Amortization of intangible assets	85,172	83,063
Deferred income taxes	(84,546)	(29,915)
Other items not involving cash	(16,971)	(20,277)
Stock-based compensation	10,564	11,253
Change in non-cash operating working capital	(7,968)	(275,636)
Cash flows provided by operating activities	25,771	20,780
Investing activities
Acquisition of property, plant and equipment	(33,952)	(58,830)
Acquisition of intangible assets	(44,078)	(29,628)
Business acquisitions, net of cash acquired	(179,389)	(276,538)
Settlement of cross-currency interest rate swap instrument	(16,555)	0
Proceeds from disposal of property, plant and equipment	5,532	23,211
Cash flows used in investing activities	(268,442)	(341,785)
Financing activities
Bank indebtedness	22,478	(1,527)
Repayment of long-term debt	(573,777)	(798,378)
Proceeds from long-term debt	907,015	816,514
Proceeds from sales or maturity of financial instruments, classified as financing activities	24,262	0
Proceeds from exercise of stock options	495	2,152
Proceeds from U.S. initial public offering, net of issuance fees	0	362,072
Purchase of non-controlling interest	0	(195)
Repurchase of common shares	(44,983)	(14)
Acquisition of shares held in trust	(14,690)	(23,820)
Principal lease payments	(30,519)	(26,080)
Cash flows provided by financing activities	290,281	330,724
Effect of exchange rate changes on cash and cash equivalents	8,160	591
Increase in cash and cash equivalents	55,770	10,310
Cash and cash equivalents at beginning of period	170,177	159,867
Cash and cash equivalents at end of period	225,947	170,177
Supplemental information
Cash income taxes paid	61,936	49,511
Cash interest paid	$ 95,151	$ 68,526